Common Stock	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Equity [Abstract]
Common Stock

9. Common Stock

On May 22, 2013, the Company effected a 1-for-1.662 reverse stock split of its issued and outstanding shares of common stock. No fractional shares were issued in connection with the reverse stock split. Accordingly, all share and per share amounts for all periods presented in these financial statements and notes thereto have been adjusted retroactively, where applicable, to reflect the reverse stock split.

At June 30, 2013, the Company’s Certificate of Incorporation, as amended, authorized the Company to issue 25,041,667 shares of common stock, par value $0.001 per share.

In July 2013, the Company completed the initial public offering of its common stock in which the Company issued and sold 6,612,500 shares of common stock at a public offering price of $6.00 per share. The Company received net proceeds of approximately $34,274 after deducting underwriting discounts and commissions of approximately $2,777 and other offering expenses of approximately $2,617.

On June 26, 2013, the holders of at least 75% of the then-outstanding shares of Series A Preferred Stock elected and consented to the automatic conversion of each outstanding share of Preferred Stock into shares of common stock immediately prior to the consummation of the public offering contemplated by the Company’s Registration Statement on Form S-1 (No. 333-187372).

Immediately prior to the consummation of the initial public offering, all shares of the Company’s then-outstanding convertible preferred stock and accumulated dividends automatically converted into an aggregate of 13,351,902 shares of common stock.

On July 2, 2013, the Company increased the number of authorized shares of its common stock from 25,041,667 to 100,000,000 and provided for 10,000,000 authorized shares of preferred stock, par value $0.001 per share.

10. Common Stock

The Company’s Certificate of Incorporation, as amended, authorizes the Company to issue 25,041,667 shares of $0.001 par value common stock.

In February 2013, the board of directors of the Company approved an amendment of the Company’s Certificate of Incorporation. The amendment to the Certificate of Incorporation increased the number of authorized shares of Series C Preferred Stock to 3,050,000, decreased the number of authorized shares of Series B Preferred Stock to 5,141,667 and increases the number of authorized shares of common stock to 25,041,667.

Each share of common stock entitles the holder to one vote on all matters submitted to a vote of the Company’s stockholders. Common stockholders are entitled to receive dividends, as may be declared by the board of directors, if any, subject to the preferential dividend rights of the Series A, Series A-1, Series B and Series C Preferred Stock. As of December 31, 2011 and 2012, the board of directors has not declared any dividends in any period.

As of December 31, 2011 and 2012, the Company had reserved 10,258,603 shares and 13,554,062 shares, respectively, of common stock for the conversion of the Series A, Series A-1, Series B and Series C Preferred Stock (Note 9) and for the exercise of outstanding common stock options and restricted common stock (Note 11).

During the period from inception (December 1, 2010) to December 31, 2012, the Company sold 300,841 shares of common stock to its founders for cash proceeds of $500. In addition, the Company issued common stock pursuant to the 2010 Equity Incentive Plan during the year ended December 31, 2012 (Note 11). During the years ended December 31, 2011 and 2012, the Company did not reacquire from its terminated employees any unvested shares of common stock that had been issued upon the exercise of a stock option prior to its vesting.